Document and Entity Information	Nov. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 30, 2018
Document Effective Date	Nov. 30, 2018
Prospectus Date	Mar. 30, 2018
Semper Short Duration Fund | Institutional Class
Prospectus:
Trading Symbol	SEMIX
Semper Short Duration Fund | Investor Class
Prospectus:
Trading Symbol	SEMRX